Notes Payable Other (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Sep. 01, 2016
Debt Disclosure [Abstract]
Note Payable		$ 40,122
Interst Rate of Note Payable		0.00%
Monthly Payament Amount		$ 1,115
Discount		$ 36,634
Term of Note Payable		3
Balance on the Note	$ 26,130
Interest Expense	$ 1,755